CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	4 Months Ended	12 Months Ended		5 Months Ended
	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Aug. 30, 2012
Cash flows from operating activities:
Net earnings (loss)	$ (42,670,000)	$ 64,080,000	$ 364,400,000
Adjustment to reconcile net earnings (loss) to net cash provided by operating activities:
Depreciation and amortization	71,633,000	216,321,000	197,537,000
Deferred income taxes	3,020,000	32,430,000	(266,598,000)
Impairment of long-lived assets	0	3,149,000
Gain on extinguishment and modification of debt		(8,544,000)	(422,000)
Amortization of discount (premium) on corporate borrowings	(3,219,000)	832,000	(12,687,000)
Impairment of marketable equity security. investment			1,370,000
Theatre and other closure expense	2,381,000	9,346,000	5,823,000
Stock based compensation		11,293,000	12,000,000
(Gain) loss on dispositions	73,000	(630,000)	(2,876,000)
Equity in earnings and losses from non-consolidated entities, net of distributions	12,707,000	(102,000)	(19,611,000)
Landlord contributions	3,597,000	59,518,000	18,090,000
Deferred rent	(2,900,000)	(18,056,000)	(6,333,000)
Change in assets and liabilities:
Receivables	(66,615,000)	308,000	(3,365,000)
Other assets	(35,138,000)	(4,282,000)	(8,915,000)
Accounts payable	69,029,000	(13,692,000)	64,215,000
Accrued expenses and other liabilities	63,288,000	(52,603,000)	14,822,000
Other, net	(1,294,000)	(2,066,000)	(108,000)
Net cash provided by operating activities	73,892,000	297,302,000	357,342,000
Cash flows from investing activities:
Capital expenditures	(72,774,000)	(270,734,000)	(260,823,000)
Merger, net of cash acquired	3,110,000
Acquisition of Rave theatres, net of cash accquired	(87,555,000)		(1,128,000)
Proceeds from disposition of long-term assets	90,000	238,000	3,880,000
Investments in non-consolidated entities, net	(1,194,000)	(1,522,000)	(3,265,000)
Other, net	(575,000)	327,000	(7,448,000)
Net cash used in investing activities	(158,898,000)	(271,691,000)	(268,784,000)
Cash flows from financing activities:
Proceeds from issuance of Senior Subordinated Notes due 2022		375,000,000
Repurchase of Senior Subordinated Notes due 2019		(639,728,000)
Proceeds from issuance of Term Loan due 2020			773,063,000
Capital contribution from Holdings			355,580,000
Payment of initial public offering costs		(281,000)
Repayment of Term Loan due 2016			(464,088,000)
Repayment of Term Loan due 2018			(296,250,000)
Principal payments under Term Loan	(4,002,000)	(7,750,000)	(7,813,000)
Principal payments under capital and financing lease obligations	(875,000)	(6,941,000)	(6,446,000)
Principal payments under promissory note		(1,389,000)
Principal amount of coupon payment under Senior Subordinated Notes due 2020		(6,227,000)
Capital contribution from Wanda	100,000,000
Deferred financing costs		(7,952,000)	(9,126,000)
Payment of construction payables	22,487,000		(19,404,000)
Cash used to pay dividends to Holdings		(58,504,000)	(588,000)
Net cash provided by (used in) financing activities	117,610,000	(353,772,000)	324,928,000
Effect of exchange rate changes on cash and equivalents	(207,000)	5,000	(103,000)
Net increase (decrease) in cash and equivalents	32,397,000	(328,156,000)	413,383,000
Cash and equivalents at beginning of period	98,531,000	544,311,000	130,928,000
Cash and equivalents at end of period	130,928,000	216,155,000	544,311,000
Cash paid during the period for:
Interest (including amounts capitalized of $315, $511, $0 and $14 )	68,794,000	113,578,000	152,220,000
Income taxes, net	10,088,000	1,084,000	1,646,000
NCM, LLC
Schedule of non-cash investing and financing activities:
Non-cash portion of investments in non-consolidated affiliates (See Note 7-Investments)		2,137,000	26,315,000
AC JV, LLC
Schedule of non-cash investing and financing activities:
Non-cash portion of investments in non-consolidated affiliates (See Note 7-Investments)			8,333,000
Predecessor
Cash flows from operating activities:
Net earnings (loss)				94,400,000
Adjustment to reconcile net earnings (loss) to net cash provided by operating activities:
Depreciation and amortization				81,234,000
Amortization of discount (premium) on corporate borrowings				967,000
Theatre and other closure expense				11,753,000
Stock based compensation				830,000
(Gain) loss on dispositions				(48,245,000)
Equity in earnings and losses from non-consolidated entities, net of distributions				(495,000)
Landlord contributions				2,000,000
Deferred rent				(3,427,000)
Change in assets and liabilities:
Receivables				11,766,000
Other assets				36,770,000
Accounts payable				(58,027,000)
Accrued expenses and other liabilities				(50,473,000)
Other, net				444,000
Net cash provided by operating activities				79,497,000
Cash flows from investing activities:
Capital expenditures				(40,116,000)
Proceeds from disposition of long-term assets				7,291,000
Investments in non-consolidated entities, net				1,589,000
Other, net				205,000
Net cash used in investing activities				(31,031,000)
Cash flows from financing activities:
Repurchase of Senior Subordinated Notes due 2014				(191,035,000)
Principal payments under Term Loan				(4,002,000)
Principal payments under capital and financing lease obligations				(1,298,000)
Deferred financing costs				(2,378,000)
Payment of construction payables				(23,575,000)
Net cash provided by (used in) financing activities				(222,288,000)
Effect of exchange rate changes on cash and equivalents				16,000
Net increase (decrease) in cash and equivalents				(173,806,000)
Cash and equivalents at beginning of period				272,337,000
Cash and equivalents at end of period				98,531,000
Cash paid during the period for:
Interest (including amounts capitalized of $315, $511, $0 and $14 )				78,789,000
Income taxes, net				$ 828,000